UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

(a)

Argent Focused Small Cap ETF Ticker: ALIL Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://argentetfs.com/alil/

This annual shareholder report contains important information about the Argent Focused Small Cap ETF (the “Fund”) for the period of April 8, 2025 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/alil/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$11	0.74%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (12/09/2022)
Argent Focused Small Cap ETF - NAV	0.29%	11.24%
Russell 2000 Total Return Index	1.19%	7.37%
Russell 3000 Total Return Index	13.12%	18.88%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://argentetfs.com/alil/ for more recent performance information.

The Fund commenced investment operations April 8, 2025 after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on December 9, 2022. The chart and performance table above reflect the performance of the Predecessor Account for periods prior to the commencement of the Fund’s operations. The Predecessor Account’s performance has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Account’s performance. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies, which, had the restrictions applied, may have adversely affected the Predecessor Account’s performance.

Argent Focused Small Cap ETF Ticker: ALIL Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://argentetfs.com/alil/

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Argent Small Cap ETF achieved a net asset value return of 0.29%, as compared to its benchmark, the Russell 3000 index, which increased by 13.12%. The underperformance was driven by the selection of stocks that were affected by the activities of the new Department of Government Efficiency (DOGE) and broad investor rotation toward lower-quality, unprofitable, thematic momentum winners, including those in the fields of quantum computing and small nuclear reactors. Sector allocation contributed positively to performance.
Stock selection in the industrials sector was a primary detractor from performance. Shares of holdings tied to government services were under pressure from DOGE-related initiatives, including ICF International, Exponent, and CBIZ, Inc.
Conversely, our materials sector holdings contributed positively, due to the outperformance from our lone holding, performance ingredient manufacturer Balchem Corp.

KEY FUND STATISTICS (as of Period End)
Net Assets	$11,319,830	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	42	Advisory Fees Paid	$9,006
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	22.6%
Industrials	20.7%
Information Technology	13.9%
Health Care	12.9%
Consumer Discretionary	11.6%
Real Estate	7.5%
Energy	2.7%
Materials	2.4%
Utilities	2.0%
Consumer Staples	1.9%
Communication Services	1.4%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Victory Capital Holdings, Inc. - Class A	4.1%
Hamilton Lane, Inc. - Class A	3.9%
Houlihan Lokey, Inc.	3.9%
Descartes Systems Group, Inc.	3.8%
Colliers International Group, Inc.	3.8%
OneMain Holdings, Inc.	3.7%
FirstService Corp.	3.7%
RLI Corp.	3.6%
ePlus, Inc.	3.5%
Addus HomeCare Corp.	3.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/alil/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Argent Large Cap ETF Ticker: ABIG Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://argentetfs.com/abig/

This annual shareholder report contains important information about the Argent Large Cap ETF (the “Fund”) for the period of April 8, 2025 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/abig/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Years	Since Inception (01/01/2020)
Argent Large Cap ETF - NAV	6.73%	15.29%	12.76%
Russell 3000 Total Return Index	13.12%	15.34%	12.87%
Russell 1000 Total Return Index	13.73%	15.66%	13.33%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://argentetfs.com/abig/ for more recent performance information.

The Fund commenced investment operations April 8, 2025 after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on January 1, 2020. The chart and performance table above reflect the performance of the Predecessor Account for periods prior to the commencement of the Fund’s operations. The Predecessor Account’s performance has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Account’s performance. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies, which, had the restrictions applied, may have adversely affected the Predecessor Account’s performance.

Argent Large Cap ETF Ticker: ABIG Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://argentetfs.com/abig/

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Argent Large Cap ETF achieved a net asset value return of 6.73%, as compared to its benchmark, the Russell 3000 index, which increased by 13.12%. The underperformance was driven by the selection of stocks that were affected by activities of the new Department of Government Efficiency (DOGE) and broad investor rotation toward more defensive sectors initially and then thematic momentum winners, including artificial intelligence and cryptocurrency, eventually. Sector allocation contributed positively to performance.
Stock selection in the healthcare sector was a primary detractor from performance. Shares of holding UnitedHealthcare were under pronounced regulatory scrutiny from DOGE-related initiatives. In addition, when the “Liberation Day” tariff pronouncements were rolled back and delayed, our higher-quality, more defensive industrial sector holdings lagged behind the benchmark performance.
Conversely, our financials sector holdings contributed positively, largely due to outperformance from shares of insurer Progressive and payment processors Mastercard and Visa.

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,614,296	Portfolio Turnover Rate*	5%
# of Portfolio Holdings	31	Advisory Fees Paid	$12,405
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.1%
Financials	17.6%
Industrials	15.9%
Consumer Discretionary	15.2%
Health Care	7.6%
Communication Services	7.7%
Energy	2.0%
Utilities	1.3%
Cash and Cash Equivalents	1.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	8.7%
Microsoft Corp.	8.2%
Mastercard, Inc. - Class A	5.4%
Alphabet, Inc. - Class A	5.2%
NVIDIA Corp.	5.1%
Apple, Inc.	5.0%
TransDigm Group, Inc.	4.5%
Progressive Corp.	4.3%
Visa, Inc. - Class A	4.0%
Applied Materials, Inc.	3.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/abig/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Argent Mid Cap ETF Ticker: AMID Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://argentetfs.com/amid/

This annual shareholder report contains important information about the Argent Mid Cap ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/amid/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$52	0.52%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (8/16/2022)
Argent Mid Cap ETF - NAV	0.56%	10.15%
Russell Midcap Total Return Index	10.32%	8.18%
Russell 3000 Total Return Index	13.12%	12.87%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://argentetfs.com/abig/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Argent Mid Cap ETF achieved a net asset value (NAV) return of 0.56%, as compared to its benchmark, the Russell 3000 index, which increased by 13.12%. The underperformance was driven by the selection of stocks that were affected by the activities of the new Department of Government Efficiency (DOGE) and broad investor rotation away from economically sensitive areas and toward more defensive sectors. Sector allocation contributed positively to performance.
The benchmark industrials sector outperformed, but stock selection weighed on the Fund’s industrials exposure and was the primary drag on performance. Stock selection in the Consumer Discretionary sector also weighed negatively. Conversely, the Energy sector was the primary contributor to performance, due to the outperformance of shares of liquified natural gas provider Cheniere Energy and the underweight allocation.

Argent Mid Cap ETF Ticker: AMID Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Annual Shareholder Report https://argentetfs.com/amid/

KEY FUND STATISTICS (as of Period End)
Net Assets	$97,364,437	Portfolio Turnover Rate*	19%
# of Portfolio Holdings	44	Advisory Fees Paid	$443,293
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.4%
Information Technology	21.3%
Financials	19.5%
Consumer Discretionary	14.2%
Health Care	10.6%
Real Estate	4.5%
Energy	2.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Fortinet, Inc.	4.0%
LPL Financial Holdings, Inc.	4.0%
HCA Healthcare, Inc.	3.7%
Copart, Inc.	3.6%
Houlihan Lokey, Inc.	3.4%
Victory Capital Holdings, Inc. - Class A	3.1%
Descartes Systems Group, Inc.	3.1%
Fair Isaac Corp.	3.1%
CBIZ, Inc.	3.1%
Cintas Corp.	3.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/amid/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ALIL	ABIG	AMID
	FYE 05/31/2025	FYE 05/31/2025	FYE 05/31/2025	FYE 05/31/2024
(a) Audit Fees	$7,250	$7,250	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$1,750	$1,750	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 99.6%	Shares	Value
Agricultural & Farm Machinery - 2.0%
Alamo Group, Inc.	1,156	$228,934

Application Software - 6.1%
Alarm.com Holdings, Inc. (a)	1,934	111,012
Descartes Systems Group, Inc. (a)	3,732	432,688
I3 Verticals, Inc. - Class A (a)	6,145	151,843
		695,543

Asset Management & Custody Banks - 8.1%
Hamilton Lane, Inc. - Class A	2,986	444,914
Victory Capital Holdings, Inc. - Class A	7,570	469,416
		914,330

Automotive Retail - 6.4%
America's Car-Mart, Inc. (a)	2,957	147,140
Asbury Automotive Group, Inc. (a)	1,156	263,464
Murphy USA, Inc.	740	315,825
		726,429

Biotechnology - 1.7%
Halozyme Therapeutics, Inc. (a)	3,448	193,329

Building Products - 4.3%
CSW Industrials, Inc.	619	189,284
UFP Industries, Inc.	3,070	299,509
		488,793

Consumer Finance - 3.7%
OneMain Holdings, Inc.	8,143	422,133

Electronic Equipment & Instruments - 1.5%
Novanta, Inc. (a)	1,403	173,719

Gas Utilities - 2.0%
Chesapeake Utilities Corp.	1,808	220,920

Health Care Facilities - 3.2%
Concentra Group Holdings Parent, Inc.	7,373	159,478
Select Medical Holdings Corp.	13,216	202,073
		361,551

The accompanying notes are an integral part of these financial statements.

1

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Health Care Services - 3.5%
Addus HomeCare Corp. (a)	3,569	$395,838

Health Care Supplies - 1.1%
UFP Technologies, Inc. (a)	536	125,531

Homebuilding - 5.2%
Champion Homes, Inc. (a)	3,642	238,187
Green Brick Partners, Inc. (a)	6,056	353,973
		592,160

Industrial Machinery & Supplies & Components - 6.0%
Enpro, Inc.	1,517	280,857
RBC Bearings, Inc. (a)	1,068	390,749
		671,606

Investment Banking & Brokerage - 3.9%
Houlihan Lokey, Inc.	2,544	444,386

Life Sciences Tools & Services - 3.4%
Medpace Holdings, Inc. (a)	1,319	388,973

Movies & Entertainment - 1.4%
Madison Square Garden Sports Corp. (a)	825	156,659

Oil & Gas Exploration & Production - 2.7%
Magnolia Oil & Gas Corp. - Class A	13,999	300,979

Personal Care Products - 1.9%
BellRing Brands, Inc. (a)	3,397	213,841

Property & Casualty Insurance - 3.6%
RLI Corp.	5,330	409,717

Real Estate Services - 7.5%
Colliers International Group, Inc.	3,559	428,788
FirstService Corp.	2,381	417,616
		846,404

Regional Banks - 3.3%
Axos Financial, Inc. (a)	2,460	171,068
Glacier Bancorp, Inc.	4,789	198,600
		369,668
The accompanying notes are an integral part of these financial statements.

2

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value

Research & Consulting Services - 6.3%
CBIZ, Inc. (a)	4,431	$320,095
Exponent, Inc.	2,334	178,178
ICF International, Inc.	2,544	218,581
		716,854

Semiconductor Materials & Equipment - 1.3%
Onto Innovation, Inc. (a)	1,561	143,518

Specialty Chemicals - 2.4%
Balchem Corp.	1,598	266,387

Systems Software - 1.5%
Qualys, Inc. (a)	1,240	171,802

Technology Distributors - 3.5%
ePlus, Inc. (a)	5,568	397,388

Trading Companies & Distributors - 2.1%
Herc Holdings, Inc.	1,892	234,608
TOTAL COMMON STOCKS (Cost $10,359,747)		11,272,000

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23% (b)	49,867	49,867
TOTAL SHORT-TERM INVESTMENTS (Cost $49,867)		49,867

TOTAL INVESTMENTS - 100.0% (Cost $10,409,614)		$11,321,867
Liabilities in Excess of Other Assets - (0.0)% (c)		(2,037)
TOTAL NET ASSETS - 100.0%		$11,319,830

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

3

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 4.5%
TransDigm Group, Inc.	719	$1,055,801

Application Software - 1.8%
Tyler Technologies, Inc. (a)	744	429,281

Asset Management & Custody Banks - 2.0%
Blackstone, Inc.	3,477	482,469

Automotive Retail - 3.9%
Murphy USA, Inc.	825	352,102
O'Reilly Automotive, Inc. (a)	415	567,512
		919,614

Broadline Retail - 8.7%
Amazon.com, Inc. (a)	10,053	2,060,966

Diversified Financial Services - 1.9%
Apollo Global Management, Inc.	3,482	455,063

Diversified Support Services - 2.9%
Copart, Inc. (a)	13,211	680,102

Electric Utilities - 1.3%
NextEra Energy, Inc.	4,216	297,818

Environmental & Facilities Services - 3.0%
Waste Connections, Inc.	3,643	717,999

Health Care Facilities - 2.4%
HCA Healthcare, Inc.	1,498	571,322

Health Care Supplies - 1.0%
Align Technology, Inc. (a)	1,343	243,002

Homebuilding - 2.6%
DR Horton, Inc.	5,296	625,246

Integrated Oil & Gas - 2.0%
Exxon Mobil Corp.	4,543	464,749

The accompanying notes are an integral part of these financial statements.

4

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	7,090	$1,217,637
Meta Platforms, Inc. - Class A	914	591,806
		1,809,443

Life Sciences Tools & Services - 4.2%
Danaher Corp.	4,085	775,741
Medpace Holdings, Inc. (a)	744	219,406
		995,147

Property & Casualty Insurance - 4.3%
Progressive Corp.	3,578	1,019,480

Research & Consulting Services - 2.2%
Booz Allen Hamilton Holding Corp.	4,793	509,256

Semiconductor Materials & Equipment - 3.3%
Applied Materials, Inc.	5,041	790,177

Semiconductors - 8.2%
Broadcom, Inc.	2,976	720,400
NVIDIA Corp.	8,849	1,195,765
		1,916,165

Systems Software - 12.8%
Fortinet, Inc. (a)	5,625	572,512
Microsoft Corp.	4,222	1,943,640
ServiceNow, Inc. (a)	511	516,667
		3,032,819

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	5,886	1,182,203

Trading Companies & Distributors - 3.3%
United Rentals, Inc.	1,095	775,676

Transaction & Payment Processing Services - 9.4%
Mastercard, Inc. - Class A	2,159	1,264,310
Visa, Inc. - Class A	2,574	939,999
		2,204,309
TOTAL COMMON STOCKS (Cost $19,353,062)		23,238,107

The accompanying notes are an integral part of these financial statements.

5

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.23% (b)	373,019	$373,019
TOTAL SHORT-TERM INVESTMENTS (Cost $373,019)		373,019

TOTAL INVESTMENTS - 100.0% (Cost $19,726,081)		$23,611,126
Other Assets in Excess of Liabilities - 0.0% (c)		3,170
TOTAL NET ASSETS - 100.0%		$23,614,296

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 99.6%	Shares	Value
Application Software - 9.4%
Descartes Systems Group, Inc. (a)	26,022	$3,016,991
Fair Isaac Corp. (a)	1,729	2,984,738
Manhattan Associates, Inc. (a)	5,486	1,035,647
Tyler Technologies, Inc. (a)	3,463	1,998,116
		9,035,492

Asset Management & Custody Banks - 5.1%
Hamilton Lane, Inc. - Class A	12,855	1,915,395
Victory Capital Holdings, Inc. - Class A	49,146	3,047,544
		4,962,939

Automotive Parts & Equipment - 1.5%
Patrick Industries, Inc.	16,854	1,447,084

Automotive Retail - 2.4%
Murphy USA, Inc.	5,437	2,320,457

Building Products - 2.3%
Builders FirstSource, Inc. (a)	20,642	2,222,731

Casinos & Gaming - 1.2%
Churchill Downs, Inc.	12,138	1,158,815

Construction & Engineering - 2.7%
Comfort Systems USA, Inc.	5,527	2,643,177

Construction Machinery & Heavy Transportation Equipment - 1.0%
Federal Signal Corp.	10,645	1,001,375

Consumer Finance - 2.5%
OneMain Holdings, Inc.	47,849	2,480,492

Diversified Support Services - 6.6%
Cintas Corp.	12,848	2,910,072
Copart, Inc. (a)	67,944	3,497,757
		6,407,829

Electrical Components & Equipment - 2.0%
AMETEK, Inc.	11,163	1,995,275

Electronic Equipment & Instruments - 1.6%
Badger Meter, Inc.	6,356	1,577,686

The accompanying notes are an integral part of these financial statements.

7

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 1.3%
Tetra Tech, Inc.	35,559	$1,242,431

Health Care Facilities - 3.7%
HCA Healthcare, Inc.	9,558	3,645,326

Health Care Services - 2.1%
Addus HomeCare Corp. (a)	18,723	2,076,568

Home Furnishings - 2.6%
Somnigroup International, Inc.	39,543	2,572,668

Homebuilding - 4.4%
DR Horton, Inc.	19,017	2,245,147
TopBuild Corp. (a)	7,305	2,066,511
		4,311,658

Internet Services & Infrastructure - 2.5%
GoDaddy, Inc. - Class A (a)	13,239	2,411,484

Investment Banking & Brokerage - 7.4%
Houlihan Lokey, Inc.	19,009	3,320,492
LPL Financial Holdings, Inc.	9,951	3,852,629
		7,173,121

IT Consulting & Other Services - 2.6%
Gartner, Inc. (a)	5,752	2,510,288

Life Sciences Tools & Services - 4.8%
Agilent Technologies, Inc.	17,792	1,991,281
Medpace Holdings, Inc. (a)	9,225	2,720,453
		4,711,734

Oil & Gas Storage & Transportation - 2.1%
Cheniere Energy, Inc.	8,747	2,072,952

Property & Casualty Insurance - 3.4%
Kinsale Capital Group, Inc.	2,150	1,014,779
RLI Corp.	30,175	2,319,552
		3,334,331

The accompanying notes are an integral part of these financial statements.

8

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Real Estate Services - 4.5%
Colliers International Group, Inc.	16,705	$2,012,618
FirstService Corp.	13,086	2,295,219
		4,307,837

Regional Banks - 1.1%
Axos Financial, Inc. (a)	15,094	1,049,637

Research & Consulting Services - 7.4%
Booz Allen Hamilton Holding Corp.	22,288	2,368,100
CBIZ, Inc. (a)	41,156	2,973,109
ICF International, Inc.	21,353	1,834,650
		7,175,859

Semiconductor Materials & Equipment - 1.2%
Entegris, Inc.	16,341	1,123,280

Specialized Consumer Services - 2.1%
Service Corp. International	26,654	2,079,012

Systems Software - 4.0%
Fortinet, Inc. (a)	38,594	3,928,097

Trading Companies & Distributors - 4.1%
Ferguson Enterprises, Inc.	10,039	1,830,511
United Rentals, Inc.	3,018	2,137,891
		3,968,402
TOTAL COMMON STOCKS (Cost $93,450,539)		96,948,037

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23% (b)	424,466	424,466
TOTAL SHORT-TERM INVESTMENTS (Cost $424,466)		424,466

TOTAL INVESTMENTS - 100.0% (Cost $93,875,005)		$97,372,503
Liabilities in Excess of Other Assets - (0.0)% (c)		(8,066)
TOTAL NET ASSETS - 100.0%		$97,364,437

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

10

ARGENT ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

	Argent Focused Small Cap ETF	Argent Large Cap ETF	Argent Mid Cap ETF
ASSETS:
Investments in securities, at value (See Note 2)	$11,321,867	$23,611,126	$97,372,503
Dividends receivable	4,466	11,914	32,976
Interest receivable	147	413	1,331
Dividend tax reclaims receivable	—	102	340
Total assets	11,326,480	23,623,555	97,407,150

LIABILITIES:
Payable to adviser (See Note 3)	6,650	9,259	42,713
Total liabilities	6,650	9,259	42,713
NET ASSETS	$11,319,830	$23,614,296	$97,364,437

NET ASSETS CONSISTS OF:
Paid-in capital	$10,402,582	$19,924,091	$97,305,966
Total distributable earnings (accumulated deficit)	917,248	3,690,205	58,471
Total net assets	$11,319,830	$23,614,296	$97,364,437

Net assets	$11,319,830	$23,614,296	$97,364,437
Shares issued and outstanding(a)	409,000	824,000	3,004,000
Net asset value per share	$27.68	$28.66	$32.41

COST:
Investments, at cost	$10,409,614	$19,726,081	$93,875,005

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2025

	Argent Focused Small Cap ETF(a)	Argent Large Cap ETF(a)	Argent Mid Cap ETF
INVESTMENT INCOME:
Dividend income	$13,809	$21,725	$776,565
Less: Dividend withholding taxes	—	(153)	(8,346)
Interest income	192	571	36,675
Total investment income	14,001	22,143	804,894

EXPENSES:
Investment advisory fees (See Note 3)	9,006	12,405	443,293
Net expenses	9,006	12,405	443,293
NET INVESTMENT INCOME/(LOSS)	4,995	9,738	361,601

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	—	(204,578))	(2,103,491)
In-kind redemptions	—	—	8,028,126
Net realized gain (loss)	—	(204,578))	5,924,635
Net change in unrealized appreciation (depreciation) on:
Investments	912,253	3,885,045	(9,425,735)
Net change in unrealized appreciation (depreciation)	912,253	3,885,045	(9,425,735)
Net realized and unrealized gain (loss)	912,253	3,680,467	(3,501,100)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$917,248	$3,690,205	$(3,139,499)

(a) Inception date of the Fund was April 8, 2025.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Argent Focused Small Cap ETF(a)	Argent Large Cap ETF(a)	Argent Mid Cap ETF
	Period Ended May 31, 2025	Period Ended May 31, 2025	Year Ended May 31, 2025	Year Ended May 31, 2024
OPERATIONS
Net investment income (loss)	$4,995	$9,738	$361,601	$200,926
Net realized gain (loss)	—	(204,578)	5,924,635	818,304
Net change in unrealized appreciation (depreciation)	912,253	3,885,045	(9,425,735)	9,948,339
Net increase (decrease) in net assets from operations	917,248	3,690,205	(3,139,499)	10,967,569

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	—	(321,874)	(190,367)
Total distributions to shareholders	—	—	(321,874)	(190,367)

CAPITAL TRANSACTIONS:
Subscriptions	10,402,582	19,924,091	64,532,202	20,244,601
Redemptions	—	—	(20,753,102)	(2,681,239)
Net increase (decrease) in net assets from capital transactions	10,402,582	19,924,091	43,779,100	17,563,362

NET INCREASE (DECREASE) IN NET ASSETS	11,319,830	23,614,296	40,317,727	28,340,564

NET ASSETS:
Beginning of the period	—	—	57,046,710	28,706,146
End of the period	$11,319,830	$23,614,296	$97,364,437	$57,046,710

SHARES TRANSACTIONS
Subscriptions	409,000	824,000	1,870,000	680,000
Redemptions	—	—	(630,000)	(90,000)
Total increase (decrease) in shares outstanding	409,000	824,000	1,240,000	590,000

(a) Inception date of the Fund was April 8, 2025.
The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Argent Focused Small Cap ETF
5/31/2025(f)	$24.98	0.02	2.68	2.70	–	–	$27.68	10.80%	$11,320	0.74%	0.41%	0%
Argent Large Cap ETF
5/31/2025(f)	$24.99	0.02	3.65	3.67	–	–	$28.66	14.67%	$23,614	0.49%	0.39%	5%
Argent Mid Cap ETF
5/31/2025	$32.34	0.14	0.04	0.18	(0.11)	(0.11)	$32.41	0.56%	$97,364	0.52%	0.42%	19%
5/31/2024	$24.45	0.14	7.88	8.02	(0.13)	(0.13)	$32.34	32.84%	$57,047	0.52%	0.49%	7%
5/31/2023(g)	$25.01	0.13	(0.63)	(0.50)	(0.06)	(0.06)	$24.45	-1.98%	$28,706	0.52%	0.69%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was April 8, 2025.
(g)	Inception date of the Fund was August 16, 2022.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025

NOTE 1 – ORGANIZATION

Argent Focused Small Cap ETF (“ALIL”), Argent Large Cap ETF (“ABIG”), and Argent Mid Cap ETF (“AMID”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified except AMID which is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See each Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in Shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ALIL	April 8, 2025	10,000	The Nasdaq Stock Market LLC
ABIG	April 8, 2025	10,000	The Nasdaq Stock Market LLC
AMID	August 16, 2022	10,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
ALIL	seek long-term capital appreciation.
ABIG	seek long-term capital appreciation.
AMID	seek to outperform the Russell MidCap® Index over the long term.

As part of ALIL’s commencement of operations on April 8, 2025, ALIL received an in-kind contribution from an account managed by the Sub-Adviser, which consisted of $3,472,047 of securities which were recorded at their current value to align ALIL’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ALIL elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 8, 2025, was $3,037,635, resulting in net unrealized appreciation on investments of $434,412 as of that date. As a result of the in-kind contribution, ALIL issued 139,000 shares at a $24.98 per share net asset value.

As part of ABIG’s commencement of operations on April 8, 2025, ABIG received an in-kind contribution from an account managed by the Sub-Adviser, which consisted of of securities $6,597,919 which were recorded at their current value to align ABIG’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ABIG elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 8, 2025, was $4,551,869, resulting in net unrealized appreciation on investments of $2,046,050 as of that date. As a result of the in-kind contribution, ABIG issued 264,000 shares at a $24.99 per share net asset value.

As part of AMID’s commencement of operations on August 16, 2022, AMID received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $16,354,962 of securities which were recorded at their current value to align AMID’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, AMID elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of August 16, 2022, was $12,686,927, resulting in net unrealized appreciation on investments of $3,668,035 as of that date. As a result of the in-kind contribution, AMID issued 654,000 shares at a $25.01 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from June 1, 2024 to May 31, 2025 for AMID and from each Fund’s commencement of operations on April 8, 2025 to May 31, 2025 for ALIL and ABIG (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ALIL
Assets
Common Stocks	$11,272,000	$—	$—	$11,272,000
Money Market Funds	49,867	—	—	49,867
Total Investments in Securities	$11,321,867	$—	$—	$11,321,867

ABIG
Assets
Common Stocks	$23,238,107	$—	$—	$23,238,107
Money Market Funds	373,019	—	—	373,019
Total Investments in Securities	$23,611,126	$—	$—	$23,611,126

AMID
Assets
Common Stocks	$96,948,037	$—	$—	$96,948,037
Money Market Funds	424,466	—	—	424,466
Total Investments in Securities	$97,372,503	$—	$—	$97,372,503

Refer to the Schedule of Investments for further disaggregation of investment categories.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ALIL	N/A	N/A
ABIG	N/A	N/A
AMID	$(8,016,745)	$8,016,745

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ALIL	0.74%
ABIG	0.49%
AMID	0.52%

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

Argent Capital Management LLC serves as a non-discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ALIL	$22,603	$—
ABIG	653,369	719,871
AMID	21,720,622	16,077,700

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ALIL	$7,299,509	$—
ABIG	15,073,239	—
AMID	58,462,563	20,336,046

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period, for each Fund were as follows:

	ALIL	ABIG	AMID
Tax cost of Investments	$10,409,614	$19,726,081	$93,897,343
Gross tax unrealized appreciation	1,296,375	4,247,553	10,823,232
Gross tax unrealized depreciation	(384,122)	(362,508)	(7,348,072)
Net tax unrealized appreciation (depreciation)	$912,253	$3,885,045	$3,475,160
Undistributed ordinary income	4,995	9,738	129,326
Undistributed long-term gain	—	—	—
Total distributable earnings	4,995	9,738	129,326
Other accumulated gain (loss)	—	(204,578)	(3,546,015)
Total accumulated gain (loss)	$917,248	$3,690,205	$58,471

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the current fiscal period end, there were no post-October late year losses and post-October capital losses.

At the current fiscal period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ALIL	$—	$—
ABIG	189,881	14,697
AMID	2,806,198	739,817

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended May 31, 2024 were as follows:

	Current Fiscal Period	Fiscal Year Ended May 31, 2024
	Ordinary Income	Ordinary Income
ALIL(a)	$—	N/A
ABIG(a)	—	N/A
AMID	321,874	190,367

(a) Inception date of the Fund was April 8, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Argent ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Argent Focused Small Cap ETF, Argent Large Cap ETF and Argent Mid Cap ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2025, and with respect to Argent Focused Small Cap ETF and Argent Large Cap ETF, the related statements of operations, the statements of changes in net assets and the financial highlights for the period April 8, 2025 (commencement of operations) through May 31, 2025 and with respect to Argent Mid Cap ETF, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period August 16, 2022 (commencement of operations) to May 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 28, 2025

ARGENT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the current fiscal period were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on February 7, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Argent Focused Small Cap ETF and Argent Large Cap ETF (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of each Fund, the Adviser, and Argent Capital Management, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to each Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each Fund and arranging service providers for each Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to each Fund, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board also considered its experience with the Sub-Adviser as the sub-adviser to another series of the Trust.
Performance. Performance information was not available for the Funds as they had not yet commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts of the Sub-Adviser that utilize the same strategy as a Fund. The Board noted that, with respect to the small cap strategy, the separately managed accounts had outperformed their respective benchmark for the one-year and since-inception periods ended September 30, 2024. The Board noted that, with respect to the large cap strategy, the separately managed accounts had outperformed their respective benchmark for the one-year, three-year, five-year and since-inception periods ended September 30, 2024.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Funds, the Board also considered the fees and expense ratio charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board also compared each Fund’s management fee and net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that each Fund’s proposed management fee and net total expense ratio were higher than the average of the most similar funds in the respective peer group, but within the range of the peer group. The Board considered each Fund’s fee arrangement, in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with each Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Funds. It was noted that the Sub-Adviser manages separately managed accounts that follow strategies similar to the Funds, some of which are charged a lower management fee than the respective Fund. The Board noted that certain separately managed accounts pay an additional performance-based fee, and the fee charged may vary with the size and age of the account. The Board considered the Sub-Adviser’s description of services provided to the various separately managed accounts and its explanation for the differences in fees charged.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Funds and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Funds that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with a Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered each Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser would realize a small profit as it relates to each Fund while the Sub-Adviser would not be profitable as it relates to its arrangement with each Fund. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Funds. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. The Board considered that the Sub-Adviser may benefit from having fewer accounts to manage if certain clients decide to invest in a Fund in lieu of a separately managed account. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that each Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to each Fund. The Board, including the Independent Trustees,unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025